BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company. PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan ("Dai-ichi Life"). The Company markets individual life insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate segment devoted to the acquisition of insurance policies from other companies. PLC is a holding company with subsidiaries that provide financial services through the production, distribution, and administration of insurance and investment products.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 21, Statutory Reporting Practices and Other Regulatory Matters).

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

During 2020, the Company identified $63 million of certain reclassifications needed to appropriately present amounts related to reinsured vehicle service contracts. Also during 2020, the Company identified $195 million of certain cash flows presented in its investing and financing activities that were determined to be non-cash items. The Company determined that the reclassifications were not material to the financial statements for any period. These amounts have been corrected in the consolidated balance sheets, statements of income, and statements of cash flows for the year ended December 31, 2020 and 2019.

Shades Creek Captive Insurance Company ("Shades Creek") was a direct wholly owned insurance subsidiary of PLC through December 31, 2020. On January 1, 2021, Shades Creek was merged with and into the Company, with the Company being the surviving entity. The Company accounted for the transaction pursuant to Accounting Standards Codification ("ASC") 805-50 "Transactions between Entities under Common Control". The transferred assets and liabilities of Shades Creek were recorded by the Company at their carrying value at the date of transfer. In accordance with ASC 805-50, all prior financial information has been recast to reflect this transaction as of the earliest period presented under common control, January 1, 2019.

1. BASIS OF PRESENTATION – (Continued)

The following table presents the changes as a result of the merger of the entity under common control to previously reported amounts in the audited consolidated statements of operations for the years ended December 31, 2020 and 2019 included in the Company’s annual report on Form 10-K for the year ended December 31, 2020.

		Common
		Control	Total
	As Reported	Entity	(Recast)

	(In Millions)
For The Year Ended December 31, 2020
Net income	$342	$(108)	$234
Total comprehensive income	$2,471	$(102)	$2,369
For The Year Ended December 31, 2019
Net income	$553	$(126)	$427
Total comprehensive income	$3,365	$(117)	$3,248

Beginning in the first quarter of 2020, the outbreak of COVID-19 created significant economic and social disruption and impacted various operational and financial aspects of the Company’s business. Certain impacts from COVID-19 continued into 2021, including increased claims in both the life insurance and annuity blocks. In addition, the Asset Protection segment had a reduction in sales in the second half of 2021 due to supply chain issues. The pandemic may continue to impact the Company’s earnings based on, amongst other factors, the volume and severity of claims related to COVID-19 and the financial disruption caused by the pandemic, which could impact the Company’s investment portfolio.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which the Company holds a majority voting or economic interest. Intercompany balances and transactions have been eliminated.